RETIREMENT BENEFIT SCHEMES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT SCHEMES
Total expense recognized in profit or loss	$ 12,389,000	$ 11,005,000	$ 10,883,000